SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	6 Months Ended
Jun. 30, 2020
Leasehold Lmprovement [Member]
Statement [Line Items]
Property and equipment estimated useful life	Shorter of the lease term or estimated useful life
Transportation Vehicles [Member] | Top of Range [Member]
Statement [Line Items]
Property and equipment estimated useful life	10 years
Transportation Vehicles [Member] | Bottom of Range [Member]
Statement [Line Items]
Property and equipment estimated useful life	5 years
Electronic Equipment [Member]
Statement [Line Items]
Property and equipment estimated useful life	5 years
Office Equipment And Furniture [Member]
Statement [Line Items]
Property and equipment estimated useful life	5 years